Lord Abbett Series Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                 May 3, 2002

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Series Fund, Inc.
        Growth and Income Portfolio
        Bond-Debenture Portfolio
        International Portfolio
        Mid-Cap Value Portfolio

     CIK: 0000855396
     File No.: 033-31072
     File No.: 811-5876


Dear  Sir/Madam:

Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 29, 2002. Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

Very truly yours,
Vicki Herbst
Legal Assistant